Prepayments	12 Months Ended
Mar. 31, 2022
Disclosure Of Currnet And Non Current Prepayments [Abstract]
Prepayments	11. Prepayments

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Non-current
Prepaid expenses	679	875	12
Total	679	875	12

Current
Prepaid expenses	592	970	13
Total	592	970	13